PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

	As of December 31,
	2014	2015
	RMB	RMB	US$
Prepayments to suppliers	288,763	224,692	34,687
Rental, insurance and other prepayments	30,794	14,089	2,175
Rebates and promotion fees receivable	195,814	278,548	43,000
Warehouse and other deposits	8,355	4,004	618
Interest receivables	13,752	1,203	186
Value-added tax recoverable	14,762	64,066	9,890
Other receivables (net of provision for doubtful receivables of RMB3,293 and RMB4,560 (US$704) as of December 31, 2014 and 2015)	23,406	21,183	3,270
	575,646	607,785	93,826